Cameco Corporation (Details) - Item		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures [Line Items]
Number of operating mines		2
Joint Venture Inkai LLP [Member]
Disclosure Of Joint Ventures [Line Items]
Ownership interest in associates		40.00%	40.00%
Westinghouse Electric Company [Member]
Disclosure Of Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	49.00%	49.00%	49.00%